PRIVATE PLACEMENT (Details) - USD ($)			3 Months Ended	4 Months Ended
	Nov. 28, 2020	Nov. 27, 2020	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Proceeds from issuance of warrants				$ 8,900,000
Private placement warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,900,000	8,900,000	8,900,000
Shares issuable per warrant		1	1
Exercise price of warrants		$ 1.00	$ 1.00
Proceeds from issuance of warrants	$ 8,900,000	$ 8,900,000	$ 8,900,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50